RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Charter hire paid (principal and interest)	40,910	60,399	129,164	189,377
Lease termination fees income (expense)	—	—	2,502	(8,976)
Profit share (income) expense	—	(1,581)	—	829
Contingent rental expense	10,162	—	40,079	—
Remaining lease obligation	892,758	1,193,452	892,758	1,193,452

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Seatankers Management Co. Ltd	206	242	595	732
Golar LNG Limited	471	191	1,140	479
Golar LNG Partners LP	—	26	96	86
Ship Finance International Limited	1,029	1,188	2,967	3,528
Golden Ocean Group Limited	1,294	1,362	4,258	4,121
Frontline 2012 Ltd	(824)	—	(4,770)	—
Bryggegata AS	(361)	(383)	(1,090)	(1,138)
Arcadia Petroleum Limited	105	8,763	1,917	31,537
Seadrill Limited	334	140	1,402	508
Archer Limited	220	70	262	265
Deep Sea Supply Plc	33	24	65	98
Aktiv Kapital ASA	29	2	54	69
Orion Tankers Limited	68	—	252	—
CalPetro Tankers (Bahamas I) Limited	13	27	38	51
CalPetro Tankers (Bahamas II) Limited	13	27	38	51
CalPetro Tankers (IOM) Limited	13	27	38	51

Schedule of related party receivables and payables
A summary of balances due from related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	1,489	1,138
Seatankers Management Co. Ltd	127	168
Archer Limited	729	632
Golar LNG Limited	824	610
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	1,217	1,272
Seadrill Limited	1,576	841
North Atlantic Drilling Limited	11	—
Frontline 2012 Ltd	1,976	10,469
Orion Tankers Limited	16	—
CalPetro Tankers (Bahamas I) Limited	32	57
CalPetro Tankers (Bahamas II) Limited	32	57
CalPetro Tankers (IOM) Limited	32	57
Deep Sea Supply Plc	29	68
Aktiv Kapital Ltd	29	67
Arcadia Petroleum Limited	105	356
	8,237	15,805
A summary of balances due to related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	40,327	9,209
Seatankers Management Co. Ltd	367	550
Golar LNG Limited	124	106
Golden Ocean Group Limited	1,125	910
Frontline 2012 Ltd	1,927	—
	43,870	10,775